AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 90.92%
Advertising - 1.45%
Quotient Technology, Inc.(a)	266,462	$1,063,183

Aerospace & Defense - 0.50%
OHB SE	7,848	364,227

Apparel - 3.77%
Capri Holdings Ltd.(a)(b)	52,620	2,762,024

Banks - 3.35%
American National Bankshares, Inc.(b)	17,195	674,044
Home Capital Group, Inc.	36,674	1,201,296
Lakeland Bancorp, Inc.	42,755	577,620
		2,452,960
Biotechnology - 7.34%
Horizon Therapeutics PLC(a)(b)	26,294	2,964,385
Seagen, Inc.(a)(b)	11,684	2,407,722
		5,372,107
Commercial Services - 0.57%
Caverion Oyj	44,536	420,146

Computers & Computer Services - 0.67%
Ordina NV	78,840	490,714

Distribution/Wholesale - 2.90%
Veritiv Corp.(b)	12,625	2,125,166

Diversified Financial Services - 3.73%
Focus Financial Partners, Inc., Class A(a)	40,438	2,143,214
Greenhill & Co., Inc.	27,466	405,123
Numis Corp. PLC	42,602	180,254
		2,728,591
Electric - 1.44%
TransAlta Renewables, Inc.	108,368	1,054,647

Electronics - 3.80%
National Instruments Corp.(b)	46,658	2,780,817

Energy - Alternate Sources - 0.34%
Opdenergy Holdings SA(a)	40,261	251,028

Environmental Control - 2.46%
Heritage-Crystal Clean, Inc.(a)(b)	39,907	1,799,806

Food - 1.93%
Albertsons Cos., Inc., Class A(b)	63,010	1,411,424

Food Service - 2.90%
Sovos Brands, Inc.(a)	94,919	2,126,186

Healthcare - Services - 5.85%
Amedisys, Inc.(a)	22,826	2,139,938
Syneos Health, Inc.(a)(b)	50,274	2,148,208
		4,288,146

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 90.92% (Continued)
Insurance - 0.26%
Curtis Banks Group PLC	45,029	$187,671

Investment Company Security - 1.43%
Gresham House PLC	77,936	1,046,530

Iron/Steel - 0.53%
Kloeckner & Co. SE	37,293	390,638

Machinery - Diversified - 2.60%
CIRCOR International, Inc.(a)	34,186	1,903,818

Miscellaneous Manufacturing - 2.61%
Chase Corp.(b)	15,116	1,912,174

Oil & Gas - 3.82%
Denbury, Inc.(a)	30,528	2,795,754

Pharmaceuticals - 7.57%
Dechra Pharmaceuticals PLC	58,397	2,815,575
Reata Pharmaceuticals, Inc., Class A(a)(b)	16,161	2,731,209
		5,546,784
Pipelines - 5.85%
Holly Energy Partners LP(b)	81,272	1,731,094
Magellan Midstream Partners LP	38,498	2,557,037
		4,288,131
Real Estate - 2.50%
Radius Global Infrastructure, Inc., Class A(a)	122,764	1,831,639

Real Estate Investment Trusts - 1.00%
Necessity Retail REIT, Inc.	98,111	735,833

Retail - 3.14%
Fiesta Restaurant Group, Inc.(a)	61,140	514,187
Lookers PLC	1,092,774	1,785,780
		2,299,967
Software - 16.61%
Avid Technology, Inc.(a)(b)	80,324	2,141,438
Kahoot! ASA(a)	330,264	1,071,711
New Relic, Inc.(a)(b)	32,524	2,768,117
Sciplay Corp., Class A(a)	79,081	1,795,139
SimCorp AS	14,636	1,557,701
Software AG(a)	60,297	2,079,182
Tabula Rasa HealthCare, Inc.(a)	72,893	748,611
		12,161,899
Telecommunications - 0.00%(c)
GCI Liberty, Inc.(a)(d)	2,728	—

TOTAL COMMON STOCKS
(Cost $65,445,720)		66,592,010

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 6.56%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.250	%(e)	2,404,232	$2,404,232
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.393	%(e)	2,404,232	2,404,232
				4,808,464
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,808,464)				4,808,464

Total Investments - 97.48%
(Cost $70,254,184)				71,400,474

Other Assets in Excess of Liabilities - 2.52%(f)				1,842,981

NET ASSETS - 100.00%				$73,243,455

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales, swaps or forward foreign currency exchange contracts. At August 31, 2023, the aggregate fair market value of those securities was $ 22,192,836 representing 30.30% of net assets.
(c)	Less than 0.005% of net assets.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2023, the total fair market value of these securities was $0, representing 0.0% of net assets.
(e)	Rate shown is the 7-day effective yield as of August 31, 2023.
(f)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.36%)
COMMON STOCKS SOLD SHORT - (0.36%)
Banks - (0.36%)
Atlantic Union Bankshares Corp.	(8,984)	$(266,735)

TOTAL SECURITIES SOLD SHORT
(Proceeds $264,223)		$(266,735)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	HF Sinclair Corp.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	05/06/2024	$—	$—	$16,293	USD	1,426,652	$16,293
Morgan Stanley & Co./ Upon Termination	Provident Financial Services, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	05/06/2024	—	168	34,632	USD	620,792	34,800
Morgan Stanley & Co./ Upon Termination	TransAlta Corp.	Received CDOR 1 Month Rate Minus 40bps (-4.600%)	08/22/2025	—	—	16,792	CAD	635,782	16,792
						$67,717			$67,885

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Atlantic Union Bankshares Corp.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	05/06/2024	$—	$—	$(3,881)	USD	418,579	$(3,881)
Morgan Stanley & Co./ Upon Termination	Global Net Lease, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	05/06/2024	—	—	(55,913)	USD	690,168	(55,913)
Morgan Stanley & Co./ Upon Termination	ONEOK, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	05/06/2024	—	—	(98,659)	USD	1,575,546	(98,659)
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	05/06/2024	—	—	(153,068)	USD	2,698,177	(153,068)
						$(311,521)			$(311,521)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,280,444	CAD	4,351,530	Morgan Stanley & Co.	09/15/2023	$59,305
USD	158,737	DKK	1,070,200	Morgan Stanley & Co.	09/15/2023	2,939
USD	6,396,126	EUR	5,769,090	Morgan Stanley & Co.	09/15/2023	137,477
GBP	1,001,600	USD	1,262,610	Morgan Stanley & Co.	09/15/2023	6,280
USD	3,324,721	GBP	2,591,800	Morgan Stanley & Co.	09/15/2023	41,269
USD	1,494,039	NOK	15,156,600	Morgan Stanley & Co.	09/15/2023	67,930
						$315,200

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,748,510	USD	2,058,249	Morgan Stanley & Co.	09/15/2023	$(23,717)
USD	1,071,679	CAD	1,456,210	Morgan Stanley & Co.	09/15/2023	(6,252)
USD	1,406,670	DKK	9,687,300	Morgan Stanley & Co.	09/15/2023	(3,587)
EUR	4,714,420	USD	5,165,351	Morgan Stanley & Co.	09/15/2023	(50,870)
USD	2,852,222	EUR	2,637,310	Morgan Stanley & Co.	09/15/2023	(8,888)
GBP	737,100	USD	941,883	Morgan Stanley & Co.	09/15/2023	(8,079)
USD	5,027,271	GBP	4,006,700	Morgan Stanley & Co.	09/15/2023	(48,664)
NOK	7,081,800	USD	688,015	Morgan Stanley & Co.	09/15/2023	(21,677)
USD	323,628	NOK	3,484,400	Morgan Stanley & Co.	09/15/2023	(4,225)
						$(175,959)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	69.33%
United Kingdom	8.21%
Ireland	4.05%
Germany	3.87%
British Virgin Islands	3.77%
Canada	3.08%
Denmark	2.13%
Norway	1.46%
Netherlands	0.67%
Finland	0.57%
Spain	0.34%
Other Assets in Excess of Liabilities	2.52%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Aktieselskab is a Danish term for a stock-based corporation.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CDOR - Canadian Dollar Offered Rate
DKK - Danish krone
EUR - Euro
GBP - British pound
LP - Limited Partnership
Ltd. - Limited
NOK - Norwegian krone
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following table summarizes AltShares Merger Arbitrage ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2023:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$1,063,183	$—	$—	$1,063,183
Aerospace & Defense	364,227	—	—	364,227
Apparel	2,762,024	—	—	2,762,024
Banks	2,452,960	—	—	2,452,960
Biotechnology	5,372,107	—	—	5,372,107
Commercial Services	420,146	—	—	420,146
Computers & Computer Services	490,714	—	—	490,714
Distribution/Wholesale	2,125,166	—	—	2,125,166
Diversified Financial Services	585,377	2,143,214	—	2,728,591
Electric	1,054,647	—	—	1,054,647
Electronics	2,780,817	—	—	2,780,817
Energy - Alternate Sources	251,028	—	—	251,028
Environmental Control	1,799,806	—	—	1,799,806
Food	1,411,424	—	—	1,411,424
Food Service	2,126,186	—	—	2,126,186
Healthcare - Services	4,288,146	—	—	4,288,146
Insurance	187,671	—	—	187,671
Investment Company Security	1,046,530	—	—	1,046,530
Iron/Steel	390,638	—	—	390,638
Machinery - Diversified	1,903,818	—	—	1,903,818
Miscellaneous Manufacturing	1,912,174	—	—	1,912,174
Oil & Gas	2,795,754	—	—	2,795,754
Pharmaceuticals	5,546,784	—	—	5,546,784
Pipelines	4,288,131	—	—	4,288,131
Real Estate	1,831,639	—	—	1,831,639
Real Estate Investment Trusts	735,833	—	—	735,833
Retail	2,299,967	—	—	2,299,967
Software	12,161,899	—	—	12,161,899
Telecommunications	—	—	0	0
Short-Term Investments	4,808,464	—	—	4,808,464
TOTAL	$69,257,260	$2,143,214	$0	$71,400,474

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$315,200	$—	$315,200
Equity Swaps	67,717	—	—	67,717
Liabilities
Common Stocks*	(266,735)	—	—	(266,735)
Forward Foreign Currency Exchange Contracts	—	(175,959)	—	(175,959)
Equity Swaps	(311,521)	—	—	(311,521)
TOTAL	$(510,539)	$139,241	$—	$(371,298)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of August 31, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2023
Common Stock	$0	$-	$-	$-	$-	$-	$0	$-
Total	$0	$-	$-	$-	$-	$-	$0	$-

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 92.76%
Advertising - 1.21%
Quotient Technology, Inc.(a)	9,152	$36,517

Apparel - 3.47%
Capri Holdings Ltd.(a)	2,000	104,980

Banks - 0.42%
First Horizon Corp.	1,000	12,550

Biotechnology - 7.76%
Abcam PLC, ADR(a)	2,002	45,285
Amarin Corp. PLC, ADR(a)(b)	6,200	6,510
Aura Biosciences, Inc.(a)(b)	4,650	48,267
Horizon Therapeutics PLC(a)	686	77,340
PhenomeX, Inc.(a)	10,000	9,500
Seagen, Inc.(a)(b)	231	47,602
		234,504
Commercial Services - 2.07%
Caverion Oyj	4,034	38,056
Moneylion, Inc.(a)(c)	375	8,392
PayPal Holdings, Inc.(a)(b)	258	16,128
		62,576
Computers & Computer Services - 1.51%
Ordina NV	7,357	45,791

Diversified Financial Services - 5.83%
Focus Financial Partners, Inc., Class A(a)(c)	2,787	147,711
Numis Corp. PLC	6,708	28,382
		176,093
Electronics - 2.93%
National Instruments Corp.(b)	1,486	88,566

Entertainment - 2.47%
Caesars Entertainment, Inc.(a)(b)	893	49,347
Cineplex, Inc.(a)	4,000	25,281
		74,628
Environmental Control - 2.03%
Heritage-Crystal Clean, Inc.(a)	1,360	61,336

Food Service - 1.48%
Sovos Brands, Inc.(a)	2,000	44,800

Healthcare - Products - 1.23%
Pacific Biosciences of California, Inc.(a)	3,300	37,224

Healthcare - Services - 4.65%
Cano Health, Inc.(a)(b)	2,942	910
Syneos Health, Inc.(a)(b)	3,265	139,513
		140,423

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 92.76% (Continued)
Insurance - 3.86%
Argo Group International Holdings Ltd.	3,920	$116,620

Machinery - Construction & Mining - 0.94%
Bloom Energy Corp., Class A(a)(b)	1,900	28,481

Machinery - Diversified - 4.76%
CIRCOR International, Inc.(a)	2,584	143,903

Media - 5.86%
TEGNA, Inc.(b)	3,875	64,054
Warner Bros Discovery, Inc.(a)	1,550	20,367
Paramount Global, Class B(b)	1,543	23,284
DISH Network Corp., Class A(a)(b)	3,200	19,200
Walt Disney Co.(a)(b)	600	50,208
		177,113
Oil & Gas - 5.73%
Baytex Energy Corp.(a)(b)	3,000	12,210
Denbury, Inc.(a)	1,637	149,916
EQT Corp.(b)	258	11,151
		173,277
Pharmaceuticals - 7.36%
Bayer AG, ADR(b)	2,712	37,181
Dechra Pharmaceuticals PLC	806	38,861
Paratek Pharmaceuticals, Inc.(a)(b)	20,424	45,137
Reata Pharmaceuticals, Inc., Class A(a)	600	101,400
		222,579
Pipelines - 1.76%
Holly Energy Partners LP	2,500	53,250

Real Estate - 2.71%
Radius Global Infrastructure, Inc., Class A(a)	5,500	82,060

Retail - 1.62%
Foot Locker, Inc.(b)	917	17,992
Lookers PLC	18,962	30,987
		48,979
Semiconductors - 3.17%
Intel Corp.(b)	968	34,016
Silicon Motion Technology Corp., ADR	1,137	61,750
		95,766
Software - 17.93%
Activision Blizzard, Inc.(a)	2,111	194,191
Avid Technology, Inc.(a)	2,000	53,320
Kahoot! ASA(a)	8,015	26,009
New Relic, Inc.(a)(b)	826	70,301
Rovio Entertainment Oyj(d)	120	1,194
Sciplay Corp., Class A(a)	2,000	45,400
SimCorp AS	565	60,133

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 92.76% (Continued)
Software - 17.93% (Continued)
VMware, Inc., Class A(a)(b)	542	$91,479
		542,027
TOTAL COMMON STOCKS
(Cost $2,878,958)		2,804,043

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 3.02%
Chemicals - 0.68%
Valvoline, Inc.(d)	02/15/2030	4.250%	$21,000	$20,642

Computers & Computer Services - 0.79%
NCR Corp.(d)	09/01/2029	6.125%	23,000	23,688

Oil & Gas - 1.55%
PDC Energy, Inc.	05/15/2026	5.750%	47,000	46,882

TOTAL CORPORATE BONDS
(Cost $91,141)				91,212

CONVERTIBLE CORPORATE BONDS - 2.93%
Auto Manufacturers - 0.01%
Lightning eMotors, Inc.(d)	05/15/2024	7.500%	365	161

Healthcare - Services - 0.41%
UpHealth, Inc.(d)	06/15/2026	6.250%	31,000	12,400

Pharmaceuticals - 0.87%
Paratek Pharmaceuticals, Inc.	05/01/2024	4.750%	27,000	26,392

Software - 1.64%
Kaleyra, Inc.(d)	06/01/2026	6.125%	51,000	49,760

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $108,991)				88,713

	Shares	Value
WARRANTS(a) - 0.00%(e)
Commercial Services - 0.00%(e)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	440	$26

TOTAL WARRANTS
(Cost $0)		26

PRIVATE INVESTMENTS(a)(c)(f)(g) - 0.01%
Fast Capital LLC	400	308

TOTAL PRIVATE INVESTMENTS
(Cost $414)		308

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

	Shares	Value
RIGHTS(a) - 0.15%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(c)(f)	2,000	$775
Contra Abiomed, Inc. CVR, Expires 12/31/2030(c)	200	350
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(c)(f)	415	935
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(f)	7,245	120
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(f)	7,245	181
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(c)(f)	639	2,055

TOTAL RIGHTS
(Cost $4,154)		4,416

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.85%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.250	%(h)	43,140	$43,140
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.393	%(h)	43,140	43,140
				86,280

TOTAL SHORT-TERM INVESTMENTS
(Cost $86,280)				86,280

Total Investments - 101.72%
(Cost $3,169,938)				3,074,998

Liabilities in Excess of Other Assets - (1.72)%(i)				(51,958)

NET ASSETS - 100.00%				$3,023,040

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2023, the aggregate fair market value of those securities was $546,641, representing 18.08% of net assets.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,827 or 5.32% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	181
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	181
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Fast Capital LLC	08/18/2020	414
Focus Financial Partners, Inc.	03/02/2023	145,155
Moneylion, Inc.	09/14/2021	92,989
Total		$242,712

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2023, these securities had a total value of $107,845 or 3.57% of net assets.
(e)	Less than 0.005% of net assets.
(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2023, the total fair market value of these securities was $4,374, representing 0.14% of net assets.
(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Rate shown is the 7-day effective yield as of August 31, 2023.
(i)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

SECURITIES SOLD SHORT - (1.50%)
COMMON STOCKS SOLD SHORT - (1.50%)
Oil & Gas - (1.44%)
HF Sinclair Corp.	(788)	$(43,411)

Semiconductors - (0.06%)
MaxLinear, Inc.	(80)	(1,880)

TOTAL SECURITIES SOLD SHORT
(Proceeds $46,193)		$(45,291)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/11/2023	$—	$—	$(22,681)	USD	36,384	$(22,681)
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (-4.930%)	10/11/2023	—	—	(5,641)	USD	144,577	(5,641)
						$(28,322)			$(28,322)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	560	USD	413	Morgan Stanley & Co.	09/15/2023	$2
USD	133,993	CAD	177,870	Morgan Stanley & Co.	09/15/2023	2,328
USD	61,190	DKK	415,300	Morgan Stanley & Co.	09/15/2023	732
USD	175,194	EUR	159,000	Morgan Stanley & Co.	09/15/2023	2,701
USD	101,066	GBP	79,100	Morgan Stanley & Co.	09/15/2023	856
USD	27,924	NOK	280,500	Morgan Stanley & Co.	09/15/2023	1,532
						$8,151

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	177,870	USD	133,687	Morgan Stanley & Co.	09/15/2023	$(2,021)
USD	24,866	CAD	33,640	Morgan Stanley & Co.	09/15/2023	(36)
EUR	80,290	USD	88,015	Morgan Stanley & Co.	09/15/2023	(912)
						$(2,969)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	76.68%
United Kingdom	4.98%
Bermuda	3.86%
British Virgin Islands	3.47%
Ireland	2.56%
Cayman Islands	2.04%
Denmark	1.99%
Netherlands	1.51%
Finland	1.30%
Canada	1.24%
Germany	1.23%
Norway	0.86%
Liabilities in Excess of Other Assets	(1.72)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is a Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company

USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following table summarizes AltShares Event-Driven ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2023:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$36,517	$—	$—	$36,517
Apparel	104,980	—	—	104,980
Banks	12,550	—	—	12,550
Biotechnology	234,504	—	—	234,504
Commercial Services	62,576	—	—	62,576
Computers & Computer Services	45,791	—	—	45,791
Diversified Financial Services	28,382	147,711	—	176,093
Electronics	88,566	—	—	88,566
Entertainment	74,628	—	—	74,628
Environmental Control	61,336	—	—	61,336
Food Service	44,800	—	—	44,800
Healthcare - Products	37,224	—	—	37,224
Healthcare - Services	140,423	—	—	140,423
Insurance	116,620	—	—	116,620
Machinery - Construction & Mining	28,481	—	—	28,481
Machinery - Diversified	143,903	—	—	143,903
Media	177,113	—	—	177,113
Oil & Gas	173,277	—	—	173,277
Pharmaceuticals	222,579	—	—	222,579
Pipelines	53,250	—	—	53,250
Real Estate	82,060	—	—	82,060
Retail	48,979	—	—	48,979
Semiconductors	95,766	—	—	95,766
Software	542,027	—	—	542,027
Corporate Bonds*	—	91,212	—	91,212
Convertible Corporate Bonds*	—	88,713	—	88,713
Warrants*	26	—	—	26
Private Investments	—	—	308	308
Rights	—	350	4,066	4,416
Short-Term Investments	86,280	—	—	86,280
TOTAL	$2,742,638	$327,986	$4,374	$3,074,998

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,151	$—	$8,151
Liabilities
Common Stocks*	(45,291)	—	—	(45,291)
Forward Foreign Currency Exchange Contracts	—	(2,969)	—	(2,969)
Equity Swaps	(28,322)	—	—	(28,322)
TOTAL	$(73,613)	$5,182	$—	$(68,431)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2023 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of August 31, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2023
Common Stock	$-	$-	$-	$-	$-	$-	$-	$-
Rights	3,970	-	96	-	-	-	4,066	96
Private Investments	800	-	(492)	-	-	-	308	-
Total	$4,770	$-	$(396)	$-	$-	$-	$4,374	$96